Inventories - Additional Information (Details) - CAD ($)	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Aug. 31, 2024
Inventories
Inventories recognized as an expense	$ 192,851	$ 550,864
Cost of sales including depreciation	11,948	$ 72,630
Deposits to suppliers for future inventory purchases	$ 2,618,931		$ 1,780,430